Related Party Transactions - Schedule of Award Issued under the Omnibus Plan (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Award Issued under the Omnibus Plan [Abstract]
DSUs issued to certain members of the Board of Directors	$ 42,729	$ 77,252	$ 78,040
RSUs to key management personnel, which vest over a three-year period	209,860	414,540	464,834
PSUs to key management personnel, which include both a time and performance condition on vesting	208,312	410,888	281,683
Stock options to key management personnel			$ 550,519